Subsequent Event (Details)	Mar. 20, 2018 CNY (¥) ¥ / shares	Jan. 12, 2018 CNY (¥) Grantees shares	Dec. 31, 2017 CNY (¥)
Disclosure of subsequent event [line items]
Proposed dividend, per share | ¥ / shares	¥ 0.3
Proposed dividend, amount	¥ 3,247,144,000
Tranche 2 [member]
Disclosure of subsequent event [line items]
Exercise price under the second tranche of share option incentive scheme		¥ 3.85	¥ 3.85
Total amount to shares subscribed | shares		9,636,900
Subscribing grantees | Grantees		185